Summary of Significant Accounting Policies (Details Narrative) - Successor [Member] $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($) Segment
Business combination, ordinary shares issued | shares	544,400
Minimum service period duration for employee severance pay benefit, description		The Company provides defined benefit plan of severance pay to the eligible employees. The severance pay plan provides for a lump sum payment to employees on separation (retirement, resignation, death while in employment or on termination of employment) of an amount based upon the employees last drawn salary and length of service, subject to the completion of minimum service period (1-2 years) and taking into account the provisions of local applicable law or as per employee contract.
Revenue recognition term, description		The majority of the Company's performance obligations are satisfied over time, which is generally represented by a period of 30 days or less. The Company's payment terms vary by the type of products or services offered. The term between invoicing and when the payment is due is typically 30-60 days.
Operating segments | Segment		2
Reportable segments | Segment		2
Board of Directors [Member]
Stock-based compensation arrangements, vesting period		1 year
Employees [Member]
Stock-based compensation arrangements, vesting period		3 years
Hana Loan [Member]
Origination fee	$ 600
Reimbursement of transaction fees and expenses through issuance of ordinary shares	2,100
Other Current Liabilities [Member]
Purchases of property, plant, and equipment		$ 3,000
Other Liabilities [Member]
Purchases of property, plant, and equipment		3,000
Accounts Payable [Member]
Purchases of property, plant, and equipment	20,800	21,700
Non-cash additions to capital lease obligations		33,700
Accrued Expenses [Member]
Purchases of property, plant, and equipment		3,000
Short-term Debt [Member]
Purchases of property, plant, and equipment	$ 14,700	$ 29,300